Lease - Schedule of Maturity Analysis of Operating Leases Liabilities (Details)	Jun. 30, 2025 USD ($)
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2025	$ 56,068
2026	24,573
Total future undiscounted cash flow	80,641
Less: Discount on operating lease liabilities	(3,649)
Present value of operating lease liabilities	$ 76,992